FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Categories of financial instruments, table (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Details
Cash, current	$ 264,778	$ 25,699
Accounts payable, current	205,071	173,954
Accrued liabilities, current	95,343	51,893
Due to related parties, current	631,158	600,223
Loans payable, all	$ 2,039,862	$ 2,561,691